Investment in Affiliate - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investment in affiliate	¥ 2,247	¥ 2,184
Quoted market value of investment	¥ 2,549	¥ 1,847